Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
Deferred tax assets	$ 91,677	$ 131,863
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	43,064	30,414
Sociedad Minera Cerro Verde S.A.A.
Deferred tax assets [Abstract]
Deferred tax assets	280,182	250,795	$ 217,173
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	695,097	705,532	702,248
Deferred tax liabilities before supplementary retirement fund	414,915	454,737	485,075
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	0	5,414	5,716
Total Deferred Income Tax Liabilities, Net	414,915	460,151	490,791
Sociedad Minera Cerro Verde S.A.A. | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred tax assets	34,602	29,762	25,348
Sociedad Minera Cerro Verde S.A.A. | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred tax assets	9,227	9,031	10,031
Sociedad Minera Cerro Verde S.A.A. | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	7,231	4,335	5,200
Sociedad Minera Cerro Verde S.A.A. | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred tax assets	214,396	193,378	163,975
Sociedad Minera Cerro Verde S.A.A. | Leases
Deferred tax assets [Abstract]
Deferred tax assets	3,297	3,007	1,867
Sociedad Minera Cerro Verde S.A.A. | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	11,429	11,282	10,752
Sociedad Minera Cerro Verde S.A.A. | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	517,985	537,588	557,626
Sociedad Minera Cerro Verde S.A.A. | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	165,018	126,744	80,569
Sociedad Minera Cerro Verde S.A.A. | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	27,091	29,831	28,386
Sociedad Minera Cerro Verde S.A.A. | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	333	547	763
Sociedad Minera Cerro Verde S.A.A. | Embedded derivatives for price adjustment of copper concentrate and cathode
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 15,330	$ 10,822	$ 34,904